CONFIDENTIAL TREATMENT

13FCONP 5/15/02

SEC USE ONLY

01074995

RECD S.E.C.
MAY 1 5 2001

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

CONFIDENTIAL TREATMENT EXPIRED

Report for the Quarter Ended: March 31, 2001

Check here if Amended: ☐ Amendment Number: ______________
This Amendment (Check only one): ☐ is a restatement.
☐ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Fir Tree, Inc.
Name

535 Fifth Avenue	31st Floor	New York	NY	10017
Address	(Street)	(City)	(State)	(Zip)

Form 13F File Number: 28-6884

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jeffrey D. Tannenbaum
(Name)
President
(Title)
(212) 599-0090
(Phone)

Signature, Place, and Date of Signing:

[signature]	New York, New York	May 14, 2001
(Signature)	(City, State)	(Date)

Report Type (Check only one):

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

☐ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

☐ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: None.

PROCESSED
AUG 09 2004
THOMSON FINANCIAL

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended March 31, 2001.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Fir Tree, Inc.
Address: 535 Fifth Avenue, 31st Floor, New York, NY 10017

13F File Number: 28-6884

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. Tannenbaum
Title: President
Phone: (212) 599-0090
Signature, Place, and Date of Signing:

/S/ JEFFREY D. TANNENBAUM	New York, New York	May 14, 2001

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

<PAGE>

CONFIDENTIAL TREATMENT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	39
Form 13F Information Table Value Total:	$ 326,948 (thousands)

List of Other Included Managers: None.

FORM 13F

(SEC USE ONLY)

Name of Reporting Manager: Fir Tree, Inc.

Column 1: Name of Issuer	Column 2: Title of Class	Column 3: CUSIP	Column 4: Value (x$1000)	Column 5: Shares or Principal Amount	Share/ Principal	Put/ Call	Column 6: Investment Discretion	Column 7: Other Managers	Column 8: Voting Authority Sole	Shared	None
ALEXION PHARMACUETICALS INC	SB NT CV 5.75%07	015351AB5	17,390	30,375,000	PRN		SOLE		30,375,000		
AMERITRADE HLDG CORP	CL A	03072H109	4,184	792,216	SH		SOLE		792,216		
AT HOME CORP	SB DB CV 0.525%18	045919AC1	11,848	30,185,000	PRN		SOLE		30,185,000		
AT HOME CORP	SUB NT CV 4.75%06	045919AF4	28,919	48,400,000	PRN		SOLE		48,400,000		
COVAD COMMUNICATIONS GROUP INC	COM	222814204	2,889	2,149,700	SH		SOLE		2,149,700		
COVAD COMMUNICATIONS GROUP INC	COM	222814204	403	300,000	SH	PUT	SOLE		300,000		
CRITICAL PATH INC	SB NT CV 5.75%05	22674VAB6	20,691	58,500,000	PRN		SOLE		58,500,000		
CURAGEN CORP	SUB DEB CV 6%07	23126RAC5	10,508	14,905,000	PRN		SOLE		14,905,000		
DANA CORP	COM	235811106	859	50,000	SH	PUT	SOLE		50,000		
DIGITAL IS INC DEL	COM	25385N101	1,758	970,000	SH		SOLE		970,000		
DIGITAL IS INC DEL	SUB NT CV 6%05	25385NAA9	7,504	25,437,000	PRN		SOLE		25,437,000		
GLOBAL TELESYSTEMS INC	COM	37936U104	1,206	1,586,400	SH		SOLE		1,586,400		
GLOBALSTAR TELECOMMUNICTNS LTD	COM	G3930H104	647	1,115,529	SH		SOLE		1,115,529		
GLOBALSTAR TELECOMMUNICTNS LTD	COM	G3930H104	560	965,000	SH	PUT	SOLE		965,000		

IBASIS INC	SB NT CV 5.75%05	450732AA0	14,153	33,900,000	PRN		SOLE		33,900,000		
IBASIS INC	COM	450732102	4,333	1,415,000	SH		SOLE		1,415,000		
INTERLIANT INC	SUB NT CV 7%05	458742AB9	1,890	7,100,000	PRN		SOLE		7,100,000		
INTERLIANT INC	SB NT CV 144A 05	458742AA1	13,597	51,080,000	PRN		SOLE		51,080,000		
INTERNET CAP GROUP INC	COM	46059C106	476	217,500	SH		SOLE		217,500		
INTERNET CAP GROUP INC	SUB NT CV 5.5%04	46059CAA4	20,036	72,859,000	PRN		SOLE		72,859,000		
MAIL COM INC	CL A	560311102	90	130,625	SH		SOLE		130,625		
MOTIENT CORP	COM	619908106	1,287	980,800	SH		SOLE		980,800		
MPOWER COMMUNICATIONS CORP	COM	62473J106	6,502	2,568,575	SH		SOLE		2,568,575		
MPOWER COMMUNICATIONS CORP	PFD CV D 7.25%	62473J205	2,806	380,500	PRN		SOLE		380,500		
MPOWER COMMUNICATIONS CORP	COM	62473J106	3,594	1,420,000	SH	PUT	SOLE		1,420,000		
NETRATINGS INC	COM	64116M108	444	39,500	SH		SOLE		39,500		
RHYTHMS NETCONNECTIONS INC	COM	762430205	1,169	2,671,100	SH		SOLE		2,671,100		
RITE AID CORP	COM	767754104	65,324	9,764,448	SH		SOLE		9,764,448		
RITE AID CORP	COM	767754104	20,572	3,075,000	SH	PUT	SOLE		3,075,000		
TERAYON COMMUNICATION SYS	COM	880775101	7,616	1,669,200	SH		SOLE		1,669,200		
TERAYON COMMUNICATION SYS	SB NT CV 144A 07	880775AA9	21,190	72,150,000	PRN		SOLE		72,150,000		
TERAYON COMMUNICATION SYS	COM	880775101	981	215,000	SH	PUT	SOLE		215,000		
UNITEDGLOBALCOM	PFD CV 1/20 DSR	913247201	4,825	213,250	PRN		SOLE		213,250		

UNITEDGLOBALCOM	CL A	913247508	4,331	330,000	SH	PUT	SOLE		330,000		
VIATEL INC	COM	925529208	128	227,100	SH		SOLE		227,100		
VIATEL INC	COM	925529208	287	510,000	SH	PUT	SOLE		510,000		
VIROPHARMA INC	COM	928241108	202	7,000	SH		SOLE		7,000		
VIROPHARMA INC	SB NT CV 6%07	928241AC2	21,680	41,100,000	PRN		SOLE		41,100,000		
WARNACO GROUP INC	CL A	934390105	69	50,000	SH		SOLE		50,000		